Property and Equipment - Forward Commodity Price Estimates (Details) - Oil and natural gas reserves [member]		12 Months Ended
	Mar. 31, 2020 $ / $	Dec. 31, 2020 $ / $
2020 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.720
2020 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	34.00
2020 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	30.00
2020 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	1.95
2020 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	37.47
2020 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	21.23
2020 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.61
2020 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	5.99
2021 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.730	0.775
2021 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	45.50	50.75
2021 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	41.00	48.00
2021 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.25	2.72
2021 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	52.05	60.65
2021 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	33.08	27.75
2021 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	19.18	19.43
2021 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	7.01	8.62
2022 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.735	0.765
2022 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	52.50	55.00
2022 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	47.50	51.50
2022 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.35	2.67
2022 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	61.56	65.36
2022 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	39.52	36.47
2022 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	25.41	24.31
2022 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	7.36	8.45
2023 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.740	0.760
2023 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.50	58.50
2023 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	52.50	54.50
2023 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.45	2.60
2023 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	68.92	70.07
2023 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	45.57	41.48
2023 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	28.89	25.53
2023 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	7.71	8.22
2024 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.745	0.760
2024 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	62.50	61.79
2024 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.50	57.79
2024 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.55	2.60
2024 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	75.84	74.72
2024 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	50.99	44.29
2024 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	32.32	27.26
2024 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.05	8.22
2025 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.750	0.760
2025 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	62.95	62.95
2025 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	58.95	58.95
2025 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.65	2.65
2025 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	77.27	76.25
2025 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	52.02	45.29
2025 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	32.97	27.87
2025 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.39	8.39
2026 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.750	0.760
2026 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	64.13	64.13
2026 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	60.13	60.13
2026 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.70	2.71
2026 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	78.84	77.80
2026 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	53.14	46.30
2026 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	33.68	28.49
2026 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.57	8.58
2027 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.750	0.760
2027 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	65.33	65.33
2027 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	61.33	61.33
2027 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.76	2.76
2027 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	80.44	79.38
2027 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	54.27	47.32
2027 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	34.40	29.12
2027 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.76	8.76
2028 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.750	0.760
2028 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	66.56	66.56
2028 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	62.56	62.56
2028 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.81	2.81
2028 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	82.08	81.00
2028 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	55.44	48.37
2028 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	35.14	29.77
2028 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.94	8.94
2029 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.750	0.760
2029 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	67.81	67.81
2029 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	63.81	63.81
2029 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.87	2.87
2029 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	83.75	82.64
2029 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	56.62	49.44
2029 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	35.89	30.43
2029 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.13	9.13
Thereafter [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.750
Thereafter [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%
Thereafter [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%
Thereafter [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%
Thereafter [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%
Thereafter [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%
Thereafter [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%
Thereafter [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	2.00%